Related Parties (Schedule Of Transactions With Directors) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Related parties transaction vesting period	10 years
Chairman's Fee [Member]
Related Party Transaction [Line Items]
Fees	$ 150,000	[1]	$ 150,000
Fair value of equity award	400,000		400,000
Non-interest director fees	550,000		550,000
Director's Fee [Member]
Related Party Transaction [Line Items]
Fees	55,000	[2]
Lead Independent Director's Fee [Member]
Related Party Transaction [Line Items]
Fees	20,000
Audit Committee Chairman's Fee [Member]
Related Party Transaction [Line Items]
Fees	25,000	[3]
Audit Committee Member's Fee [Member]
Related Party Transaction [Line Items]
Fees	15,000
Other Committee Chairman's Fee [Member]
Related Party Transaction [Line Items]
Fees	20,000	[3]
Other Committee Member's Fee [Member]
Related Party Transaction [Line Items]
Fees	12,500
Board Of Directors Chairman [Member]
Related Party Transaction [Line Items]
Equity	400,000	[1]
Other Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Equity	$ 200,000	[2]
After Retirement From Board [Member]
Related Party Transaction [Line Items]
Related parties transaction vesting period	90 days

[1]	The chairman's compensation for 2013 consists of a fee of $150,000 (2012: $150,000) and RSUs with a grant date fair value of $400,000 (2012:$400,000), amounting to a total value of $550,000 in 2013 (2012: $550,000). The chairman does not receive additional compensation for sitting on board committees.
[2]	Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2012, Dr. Ekman (retired December 7, 2012), Mr. McGowan, Mr. McLaughlin and Dr. von Eschenbach elected to receive all or part of their fee payments in the form of RSUs.
[3]	Inclusive of committee membership fee.